CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Debt Instrument [Line Items]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	480,000,000	480,000,000
Common stock, shares issued	1,184,815	903,182
Common stock, shares outstanding	1,184,815	903,182	14,904,515
Series E preferred stock, par value	$ 0.001	$ 0.001
Series E preferred stock, shares authorized	20,000,000	20,000,000
Series E preferred stock, shares issued
Series E preferred stock, shares outstanding
Convertible Debt [Member]
Debt Instrument [Line Items]
Discount on convertible note payable	$ 401,001	$ 351,646	$ 704,046
Current Convertible Debt [Member]
Debt Instrument [Line Items]
Discount on convertible note payable	$ 0	$ 0	$ 0